Consolidated Statements of Loss on Comprehensive Loss - USD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements of Loss on Comprehensive Loss
Revenue (note 25)		$ 8,980	$ 106
Cost Of Sales		6,627	35
Gross Profit Before Gain On Fair Value Of Biological Assets		2,353	71
Unrealized Gain On Changes In Fair Value Of Biological Assets (note 7)		72
Gross Profit		2,425	71
Operating Expenses
Consulting And Management Fees	$ 2,001	7,324	4,752
Professional Fees	183	4,269	794
General And Administrative	175	4,507	1,400
Travel Expenses	306	603	428
Share Based Compensation (note 17)	107	1,340	4,901
Research And Development	21	132	78
Depreciation And Amortization (notes 9 And 12)	26	765	113
Bad Debt Expense (note 5)		1,335
Goodwill Impairment (notes 12 And 13)		51	1,816
Other Expenses (income), Net		1,050	73
Total Operating Expenses	2,819	21,376	14,355
Operating Loss	(2,819)	(18,951)	(14,284)
Interest Expense	19	84	30
Foreign Exchange Loss	6	79	20
Unrealized Loss On Fair Value Of Investments (note 10)		2,345
Net Loss Before Income Taxes	(2,844)	(21,459)	(14,334)
Income Tax Benefit (note 21)		98	0
Net Loss For The Period	(2,844)	(21,361)	(14,334)
Other Comprehensive Loss
Exchange Differences On Foreign Operations	23	(1,147)	16
Total Comprehensive Loss For The Period	(2,821)	(22,508)	(14,318)
Net Loss Attributable To:
Flora Growth Corp.	(2,824)	(21,249)	(14,170)
Non-controlling Interests	(20)	(112)	(164)
Comprehensive Loss Attributable To:
Flora Growth Corp.	$ (2,801)	$ (22,396)	$ (14,154)
Basic And Diluted Loss Per Share Attributable To Flora Growth Corp.	$ 0.19	$ (0.48)	$ (0.47)
Weighted Average Number Of Common Shares Outstanding - Basic And Diluted (note 22)	14,892	43,954	29,901